EARNINGS PER SHARE (Q1) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	3,344,967	3,376,308	9,058,353
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	1,645,060	1,676,401	4,665,451
Stock options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculating basic and diluted net loss per common share (in shares)	1,699,907	1,699,907	1,014,907